PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS—SHARES

SUPPLEMENT DATED JULY 31, 2013 TO PROSPECTUS DATED APRIL 1, 2013

The following replaces the Treasury Portfolio’s “Principal Investment Strategies” on page 12 of the Prospectus:

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, its net assets exclusively in:

■	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”);

■	Repurchase agreements with counterparties collateralized fully by Treasury Obligations; and

■	Shares of other money market portfolios of regulated investment companies that i) limit investments to U.S. Treasury Obligations and related repurchase agreements, and ii) determine NAVs based on Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

In addition, during extraordinary market conditions and interest rate environments, all or any portion of the Portfolio’s assets may be uninvested and will therefore not generate income. The Portfolio may not achieve its investment objective during this time.

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS—SERVICE AND PREMIER SHARES

SUPPLEMENT DATED JULY 31, 2013 TO

PROSPECTUS DATED APRIL 1, 2013

The following replaces the Treasury Portfolio’s “Principal Investment Strategies” on page 12 of the Prospectus:

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, its net assets exclusively in:

■	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”);

■	Repurchase agreements with counterparties collateralized fully by Treasury Obligations; and

■	Shares of other money market portfolios of regulated investment companies that i) limit investments to U.S. Treasury Obligations and related repurchase agreements, and ii) determine NAVs based on Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

In addition, during extraordinary market conditions and interest rate environments, all or any portion of the Portfolio’s assets may be uninvested and will therefore not generate income. The Portfolio may not achieve its investment objective during this time.